Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Lease liabilities
At December 31, 2020, the lease liabilities were payable as follows:

	2020 RMB million	2019 RMB million
Within 1 year	20,930	19,998
After 1 year but within 2 years	20,045	19,249
After 2 years but within 5 years	47,164	54,155
After 5 years	33,074	40,672

	121,213	134,074

Summary of lease liabilities demonimated by currencies

	Obligations by denominated currencies
For the year ended December 31, 2020	Effective interest rate	USD RMB million	Japanese Yen RMB million	Renminbi RMB million	Euro RMB million	Other currencies RMB million	Total RMB million
Fixed interest rates	1.75% -5.03%	43,519	6	10,268	14	16	53,823
Floating interest rates	0% -5.22%	9,343	1,019	53,659	3,243	126	67,390

		52,862	1,025	63,927	3,257	142	121,213

	Obligations by denominated currencies
For the year ended December 31, 2019	Effective interest rate	USD RMB million	Japanese Yen RMB million	Renminbi RMB million	Euro RMB million	Other currencies RMB million	Total RMB million
Fixed interest rates	1.75% -5.03%	50,568	10	7,023	15	22	57,638
Floating interest rates	0% -5.22%	15,335	1,272	56,100	3,535	194	76,436

		65,903	1,282	63,123	3,550	216	134,074